Revenue	6 Months Ended
Jun. 30, 2021
Revenue [Abstract]
Revenue
NOTE 3:- REVENUE

a.
Effective as of January 1, 2018, the Company has followed the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), which applies to all contracts with customers. Under Topic 606, revenues are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine the appropriate revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps:

•	identify the contract(s) with a customer;

•	identify the performance obligations in the contract;

•	determine the transaction price;

•	allocate the transaction price to the performance obligations in the contract; and

•	recognize revenue when (or as) the entity satisfies a performance obligation.
At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within the contract and determines those that are performance obligations and assesses whether each promised good or service is distinct.
The Company evaluates each performance obligation to determine if it is satisfied at a point in time or over time.
Nature of Products and Services
The Company derives its revenues mainly from sales of LiDAR sensors. Revenue from LiDAR sensors is recognized at a point in time when the control of the goods is transferred to the customer, generally upon delivery.
The company also provides application engineering services for its customers that are not part of a long-term production arrangement. Application engineering services revenue are recognized at a point in time or over time depending, among other considerations, on whether the Company has an enforceable right to payment, for performance completed to date. Services to certain customers may require substantive customer acceptance due to performance acceptance criteria that is considered more than a formality. For these services, revenue is recognized upon customer acceptance. The Company did not recognize revenue related to application engineering services during the three and six months ended June 30, 2021 and 2020 as such acceptance criteria has not been met.
The Company applies the practical expedient and does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.
The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.
The Company’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit. Therefore, the Company does not estimate returns and generally recognizes revenue at contract price upon product shipment or delivery.
Deferred Revenue
Deferred revenues, which represent a contract liability, include amounts paid by customers not yet recognized as revenues.
On December 7, 2017, the Company entered into an agreement with a tier-1
partner (“Partner”) to provide application engineering services. Revenue related to the agreement is deferred and recognized upon customer acceptance. As of December 31, 2020 and June 30, 2021, the Company recorded deferred revenue of $3,473 which relates to this agreement (refer also to note 9).
Contract liabilities consist of deferred revenue and customer advanced payments. Deferred revenue includes billings in excess of revenue recognized related to product sales and is recognized as revenue when the Company performs under the contract. The long- term portion of deferred revenue, mostly related to obligations under development agreement with OEMs, is classified as non-current
contract liabilities and is included in other long-term liabilities in the Company’s consolidated balance sheets. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer.

Contract liabilities consisted of the following as of December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021
		(Unaudited)
Contract Liabilities, Current
Deferred Revenue, Current	$996	$1,803
Customer Advance Payment	665	—

Total	1,661	1,803

Contract Liabilities, Long-Term
Deferred Revenue, Long-Term	3,473	3,473

Total Contract Liabilities	$5,134	$5,276

During the six months ended June 30, 2021, the Company recognized
$95
(unaudited)
that was included under deferred revenues at December 31, 2020.
Remaining Performance

Obligation
The Company’s remaining performance obligations are comprised of product and engineering services revenue not yet delivered. As of June 30, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $12.5 million
 (unaudited),
which the Company expects to recognize as revenue.
Reduction of revenues
On October 12, 2020, the Company signed a Memorandum of Understanding (the “MOU”) with Magna International Inc. (“Magna”) one of its shareholders and a tier-1
partner, to manufacture and sell an Optical Module to an OEM customer based on the Company’s design. According to the MOU, in order to allow the manufacture of the Optical Module, the Company will supply to Magna critical components and certain equipment which is required to meet specifications and requirements as agreed by the parties. These specifications may require substantive customer acceptance due to performance acceptance criteria that is considered more than a formality. In addition, the Company agreed to assist Magna to construct a production line. As of December 31, 2020 and June 30, 2021, the Comp
a
ny recorded under the MOU advances from customers and deferred revenues with respect to certain equipm
e
nt and critical components that was transferred to Magna and require substantive customer acceptance in the amount of $736 and $1,403
 (unaudited),
respectively. Revenue derived from the equipment is recognized upon customer acceptance.
In connection with the MOU, on December 10, 2020, the Company issued to Magna 1,755,966 Preferred
C-1
Shares of
no-par
value, for no additional consideration.
Furthermore,

on December 10, 2020, the Company signed a performance-based warrant agreement (the “Warrant”) with Magna, pursuant to which, upon the completion of certain milestones by Magna, the Company will issue to Magna warrants to receive up to:
(i) 7,023,865 Ordinary Shares, in the event the Company will be registered as a public company before the issuance of the warrants, or (ii) 4,939,922 Preferred
C-1
Shares in the event that the Company is not registered as a public company before the issuance of the warrants. The Warrant shall no longer be exercisable upon the earlier of (i) March 31, 2023, or (ii) the date of the consummation of a change of control by the Company. Share-based payment awards granted to a customer are measured and classified in accordance with
606-10-32-25A
and reflected as a reduction of the transaction price and, therefore, of revenue in accordance with paragraph
606-10-32-25
unless the consideration is in exchange for a distinct good or service. Since the issuance of the Preferred
C-1
Shares were not for distinct services, the fair value of which was not established, the Company reflected this amount as a reduction of net revenue. Additionally, as there are no minimum commitments under the MOU, and the uncertainty of ultimate success of the SOP, there is no assurance that future benefits will be realized through sufficient purchases. Therefore, the Company believes that such awards granted to Magna do not meet the definition of an asset. In the year ended December 31, 2020, the Company recorded reduction of revenues in the amount of $ 14,800, representing the fair value of the Preferred
C-1
Shares issued to Magna. The warrants have not been recognized since the performance conditions underlying their exercise was not considered probable as of June 30, 2021 and December 31, 2020.